ROYALTY AND OTHER PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2021
Royalty And Other Property Interests [Abstract]
ROYALTY AND OTHER PROPERTY INTERESTS [Text Block]

9. ROYALTY AND OTHER PROPERTY INTERESTS

As at and for the year ended December 31, 2021:

	Country	December 31, 2020	Net Additions	Depletion	Cumulative translation adjustments	Impairment	December 31, 2021
Royalty Interests
Gediktepe	Turkey	$-	$53,970	$-	$1,570	$-	$55,540
Leeville	USA	11,251	-	(3,029)	(78)	-	8,144
Diablillos	Argentina	-	8,912	-	-	-	8,912
Berenguela	Peru	-	2,475	-	-	-	2,475
Revelo Portfolio	Chile	1,684	-	-	-	-	1,684
Tartan Lake	Canada	-	1,238	-	-	-	1,238
Other*	Various	1,313	936	-	-	-	2,249
		14,248	67,531	(3,029)	1,492	-	80,242
Other Property Interests
Perry Portfolio	Canada	2,421	(587)	-	-	(156)	1,678
Other*	Various	1,827	(260)	-	-	(132)	1,435
		4,248	(847)	-	-	(288)	3,113
Total		$18,496	$66,684	$(3,029)	$1,492	$(288)	$83,355
*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.

As at and for the year ended December 31, 2020:

	Country	December 31, 2019	Net Additions	Depletion	Cumulative translation adjustments	Impairment	December 31, 2020
Royalty Interests
Leeville	USA	$12,583	$-	$(1,123)	$(209)	$-	$11,251
Revelo Portfolio	Chile	-	1,684	-	-	-	1,684
Other*	Various	905	408	-	-	-	1,313
		13,488	2,092	(1,123)	(209)	-	14,248
Other Property Interests
Perry Portfolio	Canada	-	2,421	-	-	-	2,421
Other*	Various	1,546	281	-	-	-	1,827
		1,546	2,702	-	-	-	4,248
Total		$15,034	$4,794	$(1,123)	$(209)	$-	$18,496
*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Canada and the U.S.A.

ROYALTY INTERESTS

SSR Mining Royalty Portfolio

On October 21, 2021, the Company completed the acquisition of a portfolio of royalty interests and deferred payments from SSR Mining Inc. and certain of its subsidiaries ("SSR Mining"). The royalty portfolio includes US$18,000 in future cash payments (of which US$2,250 was received during the year ended December 31, 2021). Total consideration paid was $40,720 (US$33,000) in cash and 12,323,048 common shares of the Company valued at $41,898 (US$33,955) or $3.40 per share to SSR Mining. The Company also paid or accrued $503 in acquisition costs, $9,684 (US$7,848) in VAT, and $473 (US$383) in stamp duties. Additionally, EMX will be required to make contingent payments to SSR Mining of up to US$34,000 for the Yenipazar property to be paid in a combination of cash and common shares of EMX upon certain development and production milestones being achieved.

As part of the portfolio, the Company acquired two royalties at Gediktepe in Turkey, which cover assets currently being developed by Lidya Madencilik Sanayi ve Ticaret A.Ş., a private Turkish company. These include a perpetual 10% NSR royalty over metals produced from the oxide zone after cumulative production of 10,000 gold-equivalent oxide ounces; and (ii) a perpetual 2% NSR royalty over metals produced from the sulfide zone, payable after cumulative production of 25,000 gold-equivalent sulfide ounces.

The portfolio also includes a Net Profits Interest ("NPI") royalty at Yenipazar that is set at 6% until US$165,000 in revenues are received, after which the NPI converts to a 10% interest.

In Argentina, the Company acquired a 1% NSR royalty with respect to production pursuant to a definitive share purchase agreement for the Diablillos property originally executed by SSR Mining with AbraSilver Resource Corp. The agreement with AbraSilver includes the right to a deferred payment of US$7,000 upon the earlier of commencement of commercial production or July 31, 2025. This payment is binding under the agreement with AbraSilver and has been discounted at a rate of 12% and included in trade and settlement receivables on acquisition. As at December 31, 2021 the carrying value was $5,968 ($US 4,701).

In Peru, the Company acquired the right to deferred payments including US$11,000 (US$2,250 received) pursuant to a definitive acquisition agreement for the Berenguela property originally executed by SSR Mining with Aftermath Silver Ltd. which includes a series of staged payments over the next five years to acquire a 100% interest in the Berenguela project. Upon earn-in and the declaration of commercial production at Berenguela, a sliding-scale royalty will be payable to EMX based upon a 1% NSR royalty on all mineral production when the silver price is up to and including US$25 per ounce, or a 1.25% NSR royalty on all mineral production when the silver price is over US$25 per ounce and when the copper price is over US$2 per pound. The deferred payments are binding under the agreement with Aftermath and have been discounted at a rate of 12% and included in trade and settlement receivables on acquisition. As at December 31, 2021 the carrying value was $8,141 ($US 6,412).

The remaining royalty interests acquired in the SSR Mining portfolio include assets in South America, Mexico, the United States (Nevada), and Canada.

In connection with the closing of the acquisition, the Company entered into a Vendor-take-back note ("VTB Note") with SSR Mining pursuant to which the Company borrowed $9,682 (US$7,848) (Note 14) to finance the payment of VAT in Turkey which was payable on the Turkish assets acquired.

Leeville Royalty

The Company holds a 1% gross smelter return ("GSR") royalty on portions of West Leeville, Carlin East, Four Corners, Turf and other underground gold mining operations and deposits in the Northern Carlin Trend of Nevada. The Leeville royalty property is included in the Nevada Gold Mines LLC and Barrick-Newmont Nevada joint venture.

During the year ended December 31, 2021, $3,433 (2020 - $1,478) in royalty revenue was included in revenue and other income. Royalty income from the Leeville Mine incurred a 5% direct gold tax of $172 (2020 - $67). Further, applied only against the Leeville Mine was depletion of $3,029 (2020 - $1,123).

Revelo Portfolio Interests

In March 2020, the Company closed the acquisition of certain NSR royalty interests in Chile from Revelo Resources Corp. for $1,684 (US$1,162).

Kaukua Royalty Interest

In March 2020, the Company completed the acquisition of a 2% NSR royalty on various exploration licenses (the "Kaukua Royalty") in Finland from Akkerman Exploration B.V., a private Netherlands Company ("Akkerman"). The Kaukua Royalty was acquired from Akkerman by the Company for $125 (paid) and the issuance of 52,000 EMX shares issued and valued at $136. The Company's NSR royalty applies to all future mineral production from the Kaukua Royalty licenses. Palladium One can purchase 1% of the NSR royalty prior to the delivery of a "bankable feasibility study" for €1,000. The remaining 1% of the NSR royalty is uncapped, and cannot be repurchased.

Balya Royalty Interest

During the year ended December 31, 2020, the Company completed the transfer of the Balya royalty property in Turkey from Dedeman Madencilik San. ve Tic. A. Ş. to Esan Eczacibaşi Endüstriyel Hammaddeler San. ve Tic. A.Ş. ("Esan") a private Turkish company. The Company retains a 4% NSR royalty on the property that is uncapped and is not subject to a buy back agreement.

OTHER PROPERTY INTERESTS

The Company has a number of exploration stage royalties and royalty generation properties being advanced by the Company and within partnered agreements. Many of these projects include staged and conditional payments owed to the Company. During the year ended December 31, 2021 the Company received cash payments totaling $526 (2020 - $342) and total equity payments valued at $3,093 (2020 - $3,755) in connection with property deals from various partners which has been included in revenue and other property income. Certain transactions of note for the years ended December 31, 2021 and 2020 included the following:

Sweden and Norway

Løkken, Kjøli and Southern Gold Line Projects

Pursuant to anti-dilution provisions in an agreement entered into for the Løkken, Kjøli and Southern Gold Line Projects in Norway and Southern Sweden in August 2020 and amended November 2020 with Capella Minerals Limited ("CAP"), in April 2021 the Company received 13,614,785 common shares of Capella valued at $1,498 and representing a 9.9% interest in Capella.

Agnico's Oijärvi Gold Project

In June 2021, the Company closed an asset purchase agreement with Gold Line Resources ("GLR") and Agnico Eagle Mines Limited. ("Agnico"), by which GLR can acquire a 100% interest in Agnico's Oijärvi Gold Project located in central Finland and the Solvik Gold Project located in southern Sweden for an aggregate purchase price of US$10,000 comprised of staged payments totaling US$7,000 in cash, US$1,500 in shares of GLR and US$1,500 in shares of EMX over three years. Agnico will retain a 2% NSR royalty on the projects, 1% (half) of which may be purchased at any time by EMX for US$1,000. EMX will receive additional share and cash payments from GLR as reimbursement for the US$1,500 of EMX shares issued to Agnico over the course of the agreement. Pursuant to the agreement, payments to Agnico are as follows:

	Gold Line Cash Payments (USD)	EMX Shares (USD)	Gold Line Shares (USD)
Upon signing of the agreement (paid and issued)	$750	$375	$375
First anniversary of the purchase agreement (paid and issued)	1,500	500	500
Second anniversary of the purchase agreement	1,750	625	625
Third anniversary of the purchase agreement	3,000	-	-
Total	$7,000	$1,500	$1,500

Pursuant to the agreement, payments to be received by EMX from GLR are as follows:

	Cash Payments (USD)	Gold Line Shares (USD)
Upon signing of the agreement (received)	$-	$375
First anniversary of the purchase agreement (received)	250	250
Second anniversary of the purchase agreement	313	313
Total	$563	$938

Pursuant to the agreement, during the year ended December 31, 2021, the Company issued to Agnico 114,785 common shares valued at $434 and received 793,220 shares of Gold Line valued at $434 as required on signing of the agreement. Subsequent to the year ended December 31, 2021 and pursuant to the first anniversary of the agreement, the Company issued 211,795 common shares to Agnico and received the cash payment of $US250 and 2,840,806 common shares of GLR.

Oijärvi Extension

On December 31, 2021, the Company and GLR entered into an amended agreement to transfer the Company's exploration reservation in Finland's Oijärvi greenstone belt (the "Oijärvi Extension") to GLR. In essence, the Oijärvi Extension will be added as an additional property under the terms of the 2019 agreement with GLR. Pursuant to the agreement, at closing, the Company will transfer to GLR its interests in the Oijärvi Extension property and GLR will issue to EMX 1,125,000 common shares of GLR (received subsequent to December 31, 2021).

The Company will receive an uncapped 3% NSR royalty on the project. Within six years of the closing date GLR has the right to buy down up to 1% of the royalty owed to EMX by paying the Company 2,500 ounces of gold, or its cash equivalent. The Company will also receive Advance Annual Royalty ("AAR") payments of 30 ounces of gold, commencing on the second anniversary of the closing, with each AAR payment increasing by five ounces of gold per year up to a maximum of 75 ounces of gold per year. These AAR payments may be made in gold bullion, its cash equivalent, or its value equivalent in shares of GLR, subject to certain conditions. GLR will also reimburse the Company for its Oijärvi Extension acquisition costs.

Røstvangen and Vakkerlien Projects

On February 21, 2020, Playfair Mining Ltd. ("Playfair") exercised its option to acquire a 100% interest in the Røstvangen and Vakkerlien poperties in Norway pursuant to an option agreement dated February 28, 2019 and issued to the Company 3,000,000 shares valued at $120.  Pursuant to anti-dilution provisions in the option agreement, the Company received 4,529,795 common shares of Playfair valued at $641 during the year ended December 31, 2021.

Svärdsjö Project

In July 2021, the Company executed an agreement for the sale of its Svärdsjö polymetallic project in Sweden to District Metals Corp. ("District" or "DMX"). In accordance with the agreement, District acquired a 100% interest in the project by making a cash payment of $35 (received) and issuing to EMX 1,659,084 common shares (received and valued at $365) of DMX that increases EMX's equity ownership in DMX to 9.9% (on a non-diluted basis). In addition to the equity payment received, the agreement provides the Company a 2.5% NSR royalty interest in the project, future AAR payments, and other consideration. EMX will receive a 2.5% NSR royalty interest in the project. On or before the sixth anniversary after closing, DMX has the option to purchase 0.5% of the NSR on the project by paying EMX $2,000.

USA

Erickson Ridge, South Orogrande, and Robber Gulch Projects

In April 2020, the Company entered into three separate option agreements for the Erickson Ridge, South Orogrande, and Robber Gulch projects in Idaho with Gold Lion Resources (NV) Inc., a subsidiary of Gold Lion Resources Inc. ("Gold Lion"). Each project is covered by a separate agreement. Pursuant to each agreement, Gold Lion can exercise its option to earn a 100% interest in a given project by making option payments totaling US$600 to the Company, delivering a total of 950,000 common shares of Gold Lion to the Company (200,000 per agreement received) and completing US$1,500 in exploration expenditures before the fifth anniversary of the agreements. During the year ended December 31, 2020 Gold Lion terminated the agreement for the Robber Gulch project.

During the year ended December 31, 2021 the Company received total cash payments of $63 (US$50) (2020 - $60 (US$45) and equity payments of $Nil (2020 - $210) relating to the agreements.

Yerington West Project

The Yerington West property is comprised of certain unpatented federal mining claims located on lands administered by the Bureau of Land Management. Yerington West is under an option agreement with Hudbay Minerals Inc. ("Hudbay") dated December 11, 2020. Pursuant to the agreement, during the year ended December 31, 2021, the Company received $63 (US$50) as required for the first anniversary payment, which was credited to capitalized costs.

Superior West, Arizona

On May 4, 2015, the Company entered into an exploration and option to purchase agreement, through its wholly owned subsidiary Bronco Creek Exploration Inc. ("BCE"), for the Superior West project with Kennecott Exploration Company. Pursuant to the agreement, Kennecott can earn a 100% interest in the project by making a cash payment upon execution of the agreement of US$149 (received), and thereafter completing US$5,500 in exploration expenditures and paying annual option payments totaling US$1,000 (US$500 received) before the fifth anniversary of the agreement. During the year ended December 31, 2021, the fifth anniversary payments and exploration milestones were put on hold pending permitting delays, the Company has received the annual option payments for 2020 of $139 (US$100) and the option remains in good standing. The 2020 option payment was credited to capitalized costs.

Red Top, Ripsey West, and Miller Mountain Projects

In March 2021, the Company through its wholly-owned subsidiary BCE, executed an exploration and option agreement for the Red Top, Ripsey West, and Miller Mountain projects in North America with Zaya Resources, Ltd. ("Zaya"), a wholly-owned subsidiary of Zacapa Resources Ltd. ("Zacapa").

Pursuant to the agreement, Zaya can acquire a 100% interest in each of the projects by completing the following conditions:

  Issuance of 9.9% of the outstanding shares of Zacapa (2,960,000 shares received at a value of $370) to the Company and reimbursement of the Company's acquisition and holding costs upon signing (received $160);
  Zacapa raising a minimum of US$3,000 of exploration capital and completing a successful IPO before the third anniversary of the agreement. EMX will maintain a non-dilution right through US$3,000 of capital raises whereby Zacapa will issue additional shares to EMX to maintain its 9.9% equity position at no cost to EMX (440,000 common shares valued at $220 received during the year ended December 31, 2021); and
  Zacapa making AAR payments for each project to EMX beginning with US$20 on the latter of the issuance of drill permits, or the second anniversary of the agreement, and increasing US$10 each year to a cap of US$75 per year.

Upon Zaya's exercise of the option EMX will be granted a royalty of 2.5% of the production returns for the Red Top and Ripsey West projects and a royalty of 3.5% of the production returns at the Miller Mountain project; and EMX will continue to receive AAR payments with respect to each project.

In May 2021, Zacapa terminated the Ripsey West agreement.

Valve House, Timber Butte, Lehman Butte, and Speed Goat Projects

In November 2021, the Company through its wholly-owned subsidiary BCE, entered into four separate agreements for the Valve House, Timber Butte, and Lehman projects in Idaho, USA, and the Speed Goat project in Nevada, USA, with Hochschild Mining PLC ("Hochschild"). Each agreement is substantially the same allowing Hochschild to earn a 100% interest in an individual project by reimbursing EMX the previous year's holdings costs and making option payments totaling US$600 and completing US$1,500 in exploration expenditures before the fifth anniversary of a given agreement. Upon exercise of the option for any one agreement, EMX will retain a 4% NSR royalty on a Project with Hochschild having the option to buyback up to a total of 1.5% of the royalty. Upon execution of the agreements, the Company received cash payments totaling $100 (US$80).

Regional Strategic Alliance ("RSA") with South32

In November 2018, the Company, through its wholly-owned subsidiary BCE, entered into an agreement with South32, a wholly-owned subsidiary of South32 Limited. Pursuant to the agreement, which has an initial term of two years, South32 will fund EMX US$800 per year to generate new prospects to be considered for acquisition as well as to fund the labour portion of work programs on early-stage projects, Alliance Exploration Projects ("AEP"). In addition, the Company can request of South32 up to US$200 per year for new acquisition funding. South32 has selected the Jasper Canyon, Sleeping Beauty, Dragon's Tail, Trigger, BIGE, Red Star, Revenue Gulch, Royston, Jasper Canyon, and Malone properties as AEP's for advancement under the alliance.

As projects advance, the Company will propose certain projects be selected as Designated Projects ("DP"). DP's will advance under separate option agreements whereby South32 can earn a 100% interest in the project by making option payments totaling US$525 and completing US$5,000 in exploration expenditures over a five year period. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

Pursuant to the RSA, during the year ended December 31, 2021, South32 advanced the Jasper Canyon, Copper Springs, and Malone properties to Designated Project ("DP") status and the Company received US$75 (US$25 per property) in execution payments, as well as US$70 for reimbursement of land payments related to the Copper Springs property.

DP's will advance under separate option agreements whereby South32 can earn a 100% interest in the project by making option payments totaling US$525 and completing US$5,000 in exploration expenditures over a five-year period. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

Copper King, Arizona

During the year ended December 31, 2021, the Company received the fifth anniversary payment of $94 (US$75) required for 2021 (2020 - $67 (US$50)) pursuant to the Copper King option agreement entered into in October 2016.

Mainspring, Arizona

During the year ended December 31, 2021, the Company terminated an option agreement with Mainspring Casa Grande, LLC which was entered into in August 2019 and recorded an impairment charge of $288.

Canada

Frontline Portfolio

In December 2020, the Company executed a purchase agreement for a portfolio of property interests from Frontline Gold Corporation ("Frontline") which included expected future cash option payments of $118, as well as share-based option payments to be received, with the Company retaining NSR royalty interests that range from 0.25% to 2.25% on the four properties.

During the year ended December 31, 2021, the Company received cash payments totalling $73 (2020 - $Nil) and equity payments with fair values totalling $18 (2020 - $Nil) related to the option agreements within the Frontline portfolio.

Perry Portfolio

In June 2020, the Company acquired a portfolio of property interests in Canada from 1544230 Ontario Inc., for cash consideration of $2,991. Certain properties acquired are optioned to third parties and include provisions for NSR royalty interests that range from 0.75% to 2.5%. The Perry portfolio contains additional staged option payments in cash and share-based payments for equity interests in the respective partners.

During the year ended December 31, 2021, the Company received cash payments totalling $508 (2020 - $377) and equity payments with fair values totalling $80 (2020 - $193) related to option agreements within the Perry portfolio which have been applied against the carrying cost of the portfolio and wrote-off $156 related to properties for which claims were allowed to lapse.

Australia

Queensland Gold Project

In September 2020, and amended September 3, 2021, the Company executed an option agreement for the Queensland Gold project in northeastern Australia with Many Peaks Gold Pty. Ltd. ("MPL"), a private Australian company. Pursuant to the agreement, MPL can earn an 80% interest in the project by making a payment of AUD$65 (received) on signing and incurring minimum expenditures AUD$300 on the project within 18 months from the effective date. To exercise the option MPL is required to make a payment equal to AUD$235 in cash or shares. Upon MPL's exercise of the option, EMX will retain a 2.5% NSR royalty interest. Upon exercise of the option, MPL will be granted a second option by EMX to acquire the remaining 20% interest in the project by incurring a total of AUD$2,500 within 24 months of the start date of the first option period or issue to EMX the value of any shortfall in MPL shares. To exercise the second option MPL is required to make a payment equal to AUD$500 in cash or shares. Subsequent to December 31, 2021, 1,175,000 common shares of MPL were issued to EMX as payment of the AUD$235 first option fee.

Impairment of Non-Current Assets

The Company's accounting policy for impairment of non-current assets is to use the higher of the estimates of fair value less cost of disposal of these assets or value in use. The Company uses valuation techniques that require significant judgments and assumptions, including those with respect to future production levels, future metal prices and discount rates.

Non-current assets are tested for impairment when events or changes in circumstances suggest that the carrying amount may not be recoverable. The Company continuously reviews the production of gold from the Carlin Trend Royalty Claim Block, expected long term gold prices to be realized, foreign exchange, and interest rates. For the year ended December 31, 2021, these assumptions remained reasonable and no revisions were considered necessary.

Project and Royalty Generation Costs

During the year ended December 31, 2021, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA	Turkey	Australia	Canada	South America and other	General Royalty and Project Investigation cost	Total
Administration costs	$357	$264	$79	$1	$2	$1	$148	$852
Drilling, technical, and support costs	1,647	2,372	32	60	-	37	83	4,231
Personnel	1,423	1,979	225	144	101	19	2,172	6,063
Professional costs	366	11	84	156	-	205	598	1,420
Property costs	993	2,676	-	-	71	-	-	3,740
Share-based payments	493	766	59	15	-	29	175	1,537
Travel	122	15	20	-	1	14	140	312
Total Expenditures	5,401	8,083	499	376	175	305	3,316	18,155
Recoveries from partners	(3,939)	(4,722)	-	-	-	-	-	(8,661)
Net Expenditures	$1,462	$3,361	$499	$376	$175	$305	$3,316	$9,494

During the year ended December 31, 2020, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA	Turkey	Australia	Canada	South America and other	General Royalty and Project Investigation cost	Total
Administration costs	$136	$178	$1	$12	$-	$-	$105	$432
Drilling, technical, and support costs	323	4,734	115	114	36	-	-	5,322
Personnel	1,020	1,971	7	5	-	-	1,929	4,932
Professional costs	243	10	64	171	-	64	514	1,066
Property costs	1,279	2,005	-	-	-	4	-	3,288
Share-based payments	116	310	23	10	-	7	661	1,127
Travel	127	14	-	-	-	-	84	225
Total Expenditures	3,244	9,222	210	312	36	75	3,293	16,392
Recoveries from partners	(1,606)	(6,347)	-	(9)	-	-	-	(7,962)
Net Expenditures	$1,638	$2,875	$210	$303	$36	$75	$3,293	$8,430